Note 1 - Organization and Business and Financial Condition (Details Textual)		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 17, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Number of Operating Segments			1	1
Stockholders' Equity Note, Stock Split, Conversion Ratio		20
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	20